Finance Costs	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Finance costs

20. Finance costs

	For the year ended December 31,
	2023	2024	2025
	MYR	MYR	MYR	USD
Bank charges	2,615	4,565	7,356	1,814
Interest on lease liabilities	124,157	253,389	231,431	57,059
Interest on redeemable convertible preference shares	360,407	1,384,065	828,703	204,314
Interest on a related party loan (note(a))	17,081	27,260	22,717	5,601
Interest on bank borrowings (note 13)	1,566	4,056	9,424	2,323
Total finance costs	505,826	1,673,335	1,099,631	271,111

Note:

(a)	On May 1, 2023, Agroz Group entered into a borrowing agreement with HWG Cash Berhad (“HWG Cash”), a related party, who is also a minority shareholder of the Group (the “Borrowing Agreement”). Pursuant to the Borrowing Agreement, Agroz Group borrowed MYR 1,363,000 from HWG Cash, at an interest rate of two percent (2.0%) per annum and a maturity of 24 months, or on such other extended date mutually agreed between Agroz Group and the related party. In January 2024, HWG Cash ceased to be a shareholder of Agroz Group. In April 2025, both parties agreed to extend the loan repayment period to December 31, 2026 and principal fully settled on October 30, 2025.